Related Party Disclosure	12 Months Ended
Jul. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Party Disclosure

29. Related Party Disclosure

Compensation of Key Management

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the Company's operations, directly or indirectly. The key management personnel of the Company are the members of the executive management team and Board of Directors.

Compensation provided to key management during the year was as follows:

For the year ended	July 31, 2021	July 31, 2020
	$	$
Salary and/or consulting fees	2,321	3,069
Termination benefits	1,008	1,043
Bonus compensation	800	42
Stock-based compensation	6,800	15,702
Total	10,929	19,856

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed by the related parties.

Related Parties and Transactions

Belleville Complex Inc.

The Company holds a 25% interest in Belleville Complex Inc. ("BCI") with the related party Olegna Holdings Inc., a company owned and controlled by a director of the Company, holding the remaining 75% in BCI. BCI purchased a configured 2,004,000 sq. ft. facility through a $20,279 loan issued and repaid during the year ended July 31, 2019. The Company will be the anchor tenant for a 15-year lease, with an option to renew for 15 years and additional space to rent. The Company has also subleased a portion of the space to Truss Limited Partnership (Note 11). Consideration for the 25% interest on the joint venture is deemed $nil. The carrying value of BCI as at July 31, 2021 is $798 (July 31, 2020 - $nil).

The Company leases a space in Belleville from a related party BCI, that supports its manufacturing activities and is based in Belleville, Ontario. Under this lease arrangement, the Company incurred $5,369 in lease and operating expenses during the year ended July 31, 2021 (July 31, 2020 - $7,511). This lease liability is recognized on the Company's balance sheet under IFRS 16 (Note 20).

Truss LP

The Company owns a 42.5% interest in Truss LP and accounts for the interest as an investment in an associate (Note 11).

The Company subleases section of its Belleville lease to Truss LP this sublease is recognized as a finance lease receivable on the Company's balance sheet (Note 8). The Company recognizes a recovery on its partnership with Truss LP in Other receivables and Other income.

Under a Temporary Supply and Services Agreement ("TSSA") with Truss LP, the Company produces and packages cannabis infused beverages in the CIB Facility (located at the Belleville Facility) and in the Gatineau Facility, an markets and sells beverages for the legal adult-use markets in Canada, in each case subject to the terms of its regulatory approvals and applicable laws, all for its own account and as a stand-alone division of HEXO. Truss LP applied to be a licensed producer of Cannabis during the period, but until the time where Truss LP obtains all regulatory approval required under the Cannabis Act (Canada), the TSSA will remain in place. Under the TSSA, Truss LP will be an exclusive supplier to the Company of all property and all services required to carry on the business, other than specific services which are required to be provided by HEXO.

As a result of this arrangement, there is a net payable to Truss of $6,928 at July 31, 2021 (July 31, 2020 - $1,247). During the year ended July 31, 2021, the Company purchased $7,624 (July 31, 2020 - $2,159) of raw materials from Truss LP under the arrangement and received $1,844 (July 31, 2020 - $2,531) of Income.